                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/06

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Reserve Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 11/30/06

                                 A SHARES            B SHARES               C SHARES
                               since 7/12/74       since 4/18/95          since 4/18/95
------------------------------------------------------------------------------------------
                                                             W/MAX                  W/MAX
                                                             4.00%                  1.00%
AVERAGE ANNUAL                   W/O SALES      W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS                     CHARGES        CHARGES     CHARGE     CHARGES     CHARGE

Since Inception                    6.06%          2.81%       2.81%      2.77%      2.77%

10-year                            3.13           2.59        2.59       2.51       2.51

5-year                             1.62           1.07        0.78       1.16       1.16

1-year                             4.04           3.42       -0.58       3.45       2.45

6-month                            2.20           1.89       -2.11       1.89       0.89
------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return includes a contingent deferred sales charge of 4.00 percent for Class B shares (in the first and second year and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.15 percent for Class A shares and up to 0.90 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006

MARKET CONDITIONS

During the six-month period under review, the U.S. economy weakened. Retail sales were soft throughout the six months ended November, and the ISM Manufacturing Index fell below 50 for the first time since April 2003, a level traditionally seen as an indicator of a slowing economy. In addition, with the November jump in the Producer Price Index (released after the reporting period), inflation remained a concern.

U.S. economic growth, as measured by gross domestic product (GDP), reflected the softening economy. GDP growth fell to 2.2 percent in third quarter ended September, down from 2.6 percent in the second quarter of 2006 and 5.6 percent in the first quarter.

The Federal Open Market Committee (the "Fed") raised the federal funds target rate by 25 basis points at the June meeting. For the remainder of the period under review, the Fed left its target rate unchanged at 5.25 percent. The Fed maintained its target rate due to slowing economic growth over the year, as well as "substantial cooling" in the housing market. In their subsequent minutes, however, they stated that "some inflation risks remain."

PERFORMANCE ANALYSIS

For the six-month period ended November 30, 2006, the fund provided a total return of 2.20 percent (Class A shares). For the seven-day period ended November 30, 2006, the fund provided an annualized yield of 4.34 percent, while its 30-day average annualized yield was 4.36 percent for the Class A shares.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006

---------------------------------------
      CLASS A   CLASS B   CLASS C

       2.20%     1.89%     1.89%
---------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

As of the end of the period, the fund had net assets of $449 million. The average maturity of the portfolio was 33 days.

Throughout the reporting period, the fund continued to seek high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions. To do this, the management team continued its long standing policy of purchasing only high quality, very liquid, money market securities. At the end of the period, the fund's portfolio did not contain any derivative securities.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

PORTFOLIO COMPOSITION AS OF 11/30/06
Commercial Paper                                                 43.5%
Floating Rate Notes                                              32.0
Certificates of Deposit                                          16.1
Repurchase Agreement                                              8.4

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/06 - 11/30/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                BEGINNING          ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 6/1/06           11/30/06       6/1/06-11/30/06
Class A
  Actual....................................    $1,000.00        $1,021.97            $5.02
  Hypothetical..............................     1,000.00         1,020.07             5.01
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,018.91             8.05
  Hypothetical..............................     1,000.00         1,017.07             8.04
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,018.91             8.05
  Hypothetical..............................     1,000.00         1,017.07             8.04
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.59% and 1.59% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 (UNAUDITED)

PAR                                                                YIELD ON
AMOUNT                                                   MATURITY  DATE OF     AMORTIZED
(000)     DESCRIPTION                                      DATE    PURCHASE       COST
------------------------------------------------------------------------------------------
          COMMERCIAL PAPER  43.4%
$11,000   American Express Credit Corp. ..............   12/11/06    5.336%   $ 10,983,958
 10,000   American Express Credit Corp. ..............   01/22/07    5.291       9,924,889
 20,000   American General Finance Corp. .............   02/06/07    5.300      19,805,514
 13,000   American Honda Finance Corp. ...............   12/08/06    5.289      12,986,780
 15,055   CIT Group, Inc. ............................   12/05/06    5.256      15,046,218
  9,000   DaimlerChrysler Revolving Auto Conduit LLC,
          Series II...................................   02/08/07    5.250       8,909,437
 10,000   DaimlerChrysler Revolving Auto Conduit LLC,
          Series II...................................   02/20/07    5.321       9,881,875
 20,000   General Electric Capital Corp. .............   02/08/07    5.312      19,799,900
  5,000   General Electric Capital Corp. .............   02/16/07    5.347       4,944,068
  8,000   HSBC Finance Corp. .........................   01/18/07    5.327       7,944,213
 10,000   Merrill Lynch & Co., Inc. ..................   12/06/06    5.310       9,992,722
 13,047   MetLife Funding, Inc. ......................   01/17/07    5.303      12,957,744
 11,000   New Center Asset Trust......................   12/04/06    5.253      10,995,197
  5,000   Prudential Funding LLC......................   12/04/06    5.280       4,997,817
  6,000   Sanpaolo IMI US Financial Co. ..............   04/27/07    5.329       5,872,355
 10,000   Societe Generale, NA........................   03/26/07    5.331       9,833,410
 20,000   Toyota Motor Credit Corp. ..................   12/21/06    5.350      19,941,556
                                                                              ------------
          TOTAL COMMERCIAL PAPER...........................................    194,817,653
                                                                              ------------

          FLOATING RATE NOTES  31.9%
 15,000   Bank of New York............................   11/16/07   5.350*      15,003,465
 13,000   Calyon......................................   09/13/07   5.330*      12,997,968
  5,000   HSBC Finance Corp. .........................   07/27/07   5.380*       5,001,892
  5,200   JP Morgan Chase & Co. ......................   12/12/06   5.520*       5,200,256
 15,000   State Street Bank & Trust Co. ..............   12/01/06   5.390*      15,000,000
 20,000   SunTrust Banks, NA..........................   05/01/07   5.290*      20,000,678
  5,000   Toyota Motor Credit Corp. ..................   10/15/07   5.344*       5,001,635
 10,000   US Bank, NA Cincinnati......................   09/10/07   5.420*      10,006,068
 20,000   Wachovia Bank, NA...........................   06/04/07   5.300*      20,001,698
 20,000   Wal-Mart Stores, Inc. ......................   03/28/07   5.261*      19,996,118
 15,000   Westpac Banking Corp. ......................   06/12/07   5.340*      14,995,322
                                                                              ------------
          TOTAL FLOATING RATE NOTES........................................    143,205,100
                                                                              ------------

          CERTIFICATES OF DEPOSIT  16.1%
 10,000   Bank of the West............................   12/15/06    5.340      10,000,091
  7,000   Calyon......................................   12/13/06    5.460       6,998,961
  5,000   Fortis Bank.................................   04/30/07    5.330       4,997,680
 20,000   Norinchukin Bank, NY........................   01/11/07    5.320      20,000,000

See Notes to Financial Statements                                              7

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 (UNAUDITED) continued

PAR                                                                YIELD ON
AMOUNT                                                   MATURITY  DATE OF     AMORTIZED
(000)     DESCRIPTION                                      DATE    PURCHASE       COST
------------------------------------------------------------------------------------------
          CERTIFICATES OF DEPOSIT (CONTINUED)
$10,000   Regions Bank................................   12/20/06    5.350%   $ 10,000,039
 20,000   Washington Mutual Bank, FA..................   01/09/07    5.270      20,000,000
                                                                              ------------
          TOTAL CERTIFICATES OF DEPOSIT  16.1%.............................     71,996,771
                                                                              ------------

          REPURCHASE AGREEMENT  8.4%
 37,800   Citigroup Global Markets, Inc. ($37,800,000 par collateralized by
          U.S. Government obligations in a pooled cash account, interest rate of 5.27%, dated 11/30/06, to be sold on 12/01/06 at
          $37,805,534).....................................................     37,800,000
                                                                              ------------

TOTAL INVESTMENTS  99.8% (a)...............................................    447,819,524
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%................................        917,244
                                                                              ------------

NET ASSETS  100.0%.........................................................   $448,736,768
                                                                              ============

Percentages are calculated as a percentage of net assets.

*   Yield in effect as of November 30, 2006.

(a) At November 30, 2006, cost is identical for both book and federal income tax purposes.

 8                                             See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2006 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $447,819,524
Cash........................................................       319,689
Receivables:
  Interest..................................................     2,030,903
  Fund Shares Sold..........................................       776,014
Other.......................................................       212,473
                                                              ------------
    Total Assets............................................   451,158,603
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     1,326,285
  Distributor and Affiliates................................       361,597
  Investment Advisory Fee...................................       154,053
  Income Distributions......................................        64,834
Trustees' Deferred Compensation and Retirement Plans........       267,836
Accrued Expenses............................................       247,230
                                                              ------------
    Total Liabilities.......................................     2,421,835
                                                              ------------
NET ASSETS..................................................  $448,736,768
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $448,764,641
Accumulated Undistributed Net Investment Income.............        (4,534)
Accumulated Net Realized Loss...............................       (23,339)
                                                              ------------
NET ASSETS..................................................  $448,736,768
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value, offering price and redemption price per
    share (Based on net assets of $347,435,356 and
    347,492,575 shares of beneficial interest issued and
    outstanding)............................................  $       1.00
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $77,889,587 and 77,902,935 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $23,411,825 and 23,437,332 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============

See Notes to Financial Statements                                              9

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended November 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $13,327,374
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,033,551
Transfer Agent Fees.........................................      831,436
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $280,174, $410,091 and $125,956,
  respectively).............................................      816,221
Reports to Shareholders.....................................       67,114
Accounting and Administrative Expenses......................       39,530
Trustees' Fees and Related Expenses.........................       24,971
Custody.....................................................       21,665
Professional Fees...........................................       15,202
Other.......................................................       93,561
                                                              -----------
    Total Expenses..........................................    2,943,251
    Expense Reduction.......................................       96,526
    Less Credits Earned on Cash Balances....................       42,400
                                                              -----------
    Net Expenses............................................    2,804,325
                                                              -----------
NET INVESTMENT INCOME.......................................  $10,523,049
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $10,523,049
                                                              ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets (Unaudited)

                                                              FOR THE            FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                         NOVEMBER 30, 2006    MAY 31, 2006
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $  10,523,049      $  14,317,555
                                                           -------------      -------------

Distributions from Net Investment Income:
  Class A Shares.......................................       (8,294,250)       (11,115,670)
  Class B Shares.......................................       (1,704,994)        (2,656,203)
  Class C Shares.......................................         (523,751)          (553,394)
                                                           -------------      -------------
Total Distributions....................................      (10,522,995)       (14,325,267)
                                                           -------------      -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....               54             (7,712)
                                                           -------------      -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      239,768,616        412,512,986
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       10,522,995         14,325,267
Cost of Shares Repurchased.............................     (297,026,322)      (465,387,166)
                                                           -------------      -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      (46,734,711)       (38,548,913)
                                                           -------------      -------------
TOTAL DECREASE IN NET ASSETS...........................      (46,734,657)       (38,556,625)
NET ASSETS:
Beginning of the Period................................      495,471,425        534,028,050
                                                           -------------      -------------
End of the Period (Including accumulated undistributed
  net investment income of $(4,534) and $(4,588),
  respectively)........................................    $ 448,736,768      $ 495,471,425
                                                           =============      =============

See Notes to Financial Statements                                             11

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                      YEAR ENDED MAY 31,
CLASS A SHARES                   NOVEMBER 30,    ----------------------------------------------
                                     2006         2006      2005      2004      2003      2002
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................     $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ------       ------    ------    ------    ------    ------
  Net Investment Income........       0.02(a)      0.03(a)   0.01       -0-(b)   0.01      0.02
  Less Distributions from Net
    Investment Income..........       0.02         0.03      0.01       -0-(b)   0.01      0.02
                                    ------       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................     $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ======       ======    ======    ======    ======    ======

Total Return* (c)..............      2.20%**      3.13%     1.11%     0.24%     0.89%     1.93%
Net Assets at End of the Period
  (In millions)................     $347.4       $379.5    $370.3    $452.1    $501.4    $458.0
Ratio of Expenses to Average
  Net Assets* (d)..............      0.99%        1.02%     0.97%     0.84%     0.69%     0.91%
Ratio of Net Investment Income
  to Average Net Assets*.......      4.34%        3.08%     1.07%     0.25%     0.89%     1.94%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (d)............        N/A          N/A       N/A     0.94%     0.85%       N/A
   Ratio of Net Investment
     Income to Average Net
     Assets....................        N/A          N/A       N/A     0.15%     0.73%       N/A
** Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $.01.

(c) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the six months ended November 30, 2006 and the year ended May 31, 2006 and by .01% for the years ended May 31, 2005 and May 31, 2003.

N/A=Not Applicable

 12                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                     YEAR ENDED MAY 31,
CLASS B SHARES                    NOVEMBER 30,    ---------------------------------------------
                                      2006        2006      2005      2004      2003      2002
                                  -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................     $1.00        $1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                     -----        -----    ------    ------    ------    ------
  Net Investment Income.........      0.02(a)      0.02(a)   0.01       -0-(b)    -0-(b)   0.01
  Less Distributions from Net
    Investment Income...........      0.02         0.02      0.01       -0-(b)    -0-(b)   0.01
                                     -----        -----    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................     $1.00        $1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                     =====        =====    ======    ======    ======    ======

Total Return* (c)...............     1.89%**      2.51%     0.59%     0.06%     0.13%     1.16%
Net Assets at End of the Period
  (In millions).................     $77.9        $91.8    $133.2    $214.0    $349.8    $299.1
Ratio of Expenses to Average Net
  Assets* (d)...................     1.59%        1.63%     1.47%     1.04%     1.45%     1.67%
Ratio of Net Investment Income
  to Average Net Assets*........     3.90%        2.41%     0.51%     0.06%     0.13%     1.17%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (d).............     1.75%        1.79%     1.72%     1.68%     1.61%       N/A
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets.....................     3.74%        2.25%     0.26%    (0.59%)   (0.03%)      N/A
** Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $.01.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge (CDSC) of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the six months ended November 30, 2006 and the year ended May 31, 2006 and by .01% for the years ended May 31, 2005 and May 31, 2003.

N/A=Not Applicable

See Notes to Financial Statements                                             13

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                        YEAR ENDED MAY 31,
CLASS C SHARES                 NOVEMBER 30,    ---------------------------------------------------
                                   2006        2006       2005        2004        2003       2002
                               -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................     $1.00        $1.00      $1.00      $  1.00      $1.00      $1.00
                                  -----        -----      -----      -------      -----      -----
  Net Investment Income......      0.02(a)      0.02(a)    0.01          -0-(b)     -0-(b)    0.01
  Less Distributions from Net
    Investment Income........      0.02         0.02       0.01          -0-(b)     -0-(b)    0.01
                                  -----        -----      -----      -------      -----      -----
NET ASSET VALUE, END OF THE
  PERIOD.....................     $1.00        $1.00      $1.00      $  1.00      $1.00      $1.00
                                  =====        =====      =====      =======      =====      =====

Total Return* (c)............     1.89%**      2.56%(d)   0.64%(d)     0.29%(d)   0.17%      1.23%
Net Assets at End of the
  Period (In millions).......     $23.4        $24.2      $30.5      $  51.9      $56.2      $50.7
Ratio of Expenses to Average
  Net Assets* (e)............     1.59%        1.58%(d)   1.42%(d)     0.89%(d)   1.41%      1.60%
Ratio of Net Investment
  Income to Average Net
  Assets*....................     3.90%        2.44%(d)   0.55%(d)     0.20%(d)   0.22%(f)   1.29%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets
     (e).....................     1.75%        1.74%(d)   1.68%(d)     1.54%(d)   1.57%        N/A
   Ratio of Net Investment
     Income/Loss to Average
     Net Assets..............     3.74%        2.28%(d)   0.28%(d)   (0.44%)(d)   0.06%(f)     N/A
** Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $.01.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than .90% (See footnote 4).

(e) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the six months ended November 30, 2006 and the year ended May 31, 2006 and by .01% for the years ended May 31, 2005 and May 31, 2003.

(f) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets of .05%.

N/A=Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Reserve Fund (the "Fund") is organized as a Delaware statutory trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek protection of capital and high current income. The Fund's investment adviser seeks to achieve this objective through investments in U.S. dollar denominated money market securities. The Fund commenced investment operations on July 12, 1974. The Fund offers Class A Shares, Class B Shares and Class C Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 (UNAUDITED) continued

such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $5,227. At May 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $23,339, which will expire according to the following schedule.

AMOUNT                                                         EXPIRATION
$ 2,334.....................................................  May 31, 2008
    498.....................................................  May 31, 2009
 20,101.....................................................  May 31, 2012
    406.....................................................  May 31, 2013

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends daily from net investment income and automatically reinvests such dividends daily. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end. The Fund distributes capital gains, if any, to shareholders at least annually.

    The tax character of distributions paid during the year ended May 31, 2006 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $14,323,073

    As of May 31, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $245,252

F. EXPENSE REDUCTIONS During the six months ended November 30, 2006, the Fund's custody and accounting fees were reduced by $21,665 and $20,735, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $250 million..........................................     .450%
Next $500 million...........................................     .375
Next $500 million...........................................     .325
Next $250 million...........................................     .300
Next $250 million...........................................     .275
Next $500 million...........................................     .250
Next $500 million...........................................     .225
Next $12.25 billion.........................................     .200
Next $2.50 billion..........................................     .199
Next $7.50 billion..........................................     .198
Next $5.00 billion..........................................     .197
Over $30.00 billion.........................................     .196

    For the six months ended November 30, 2006, the Fund recognized expenses of approximately $3,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 (UNAUDITED) continued

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended November 30, 2006, the Fund recognized expenses of approximately $17,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended November 30, 2006, the Fund recognized expenses of approximately $612,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $174,636 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended November 30, 2006, Van Kampen, as Distributor for the Fund, received net commissions on redeemed shares which were subject to a contingent deferred sales charge (CDSC) of approximately $161,600. Sales charges do not represent expenses to the Fund.

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended November 30, 2006 and the year ended May 31, 2006 transactions were as follows:

                                           FOR THE                          FOR THE
                                      SIX MONTHS ENDED                    YEAR ENDED
                                      NOVEMBER 30, 2006                  MAY 31, 2006
                                -----------------------------    -----------------------------
                                   SHARES           VALUE           SHARES           VALUE
Sales:
  Class A.....................   187,363,630    $ 187,363,630     324,732,570    $ 324,732,570
  Class B.....................    32,331,436       32,331,436      62,212,454       62,212,454
  Class C.....................    20,073,550       20,073,550      25,567,962       25,567,962
                                ------------    -------------    ------------    -------------
Total Sales...................   239,768,616    $ 239,768,616     412,512,986    $ 412,512,986
                                ============    =============    ============    =============
Dividend Reinvestment:
  Class A.....................     8,294,250    $   8,294,250      11,247,787    $  11,247,787
  Class B.....................     1,704,994        1,704,994       2,539,431        2,539,431
  Class C.....................       523,751          523,751         538,049          538,049
                                ------------    -------------    ------------    -------------
Total Dividend Reinvestment...    10,522,995    $  10,522,995      14,325,267    $  14,325,267
                                ============    =============    ============    =============
Repurchases:
  Class A.....................  (227,673,654)   $(227,673,654)   (326,815,093)   $(326,815,093)
  Class B.....................   (47,948,598)     (47,948,598)   (106,180,012)    (106,180,012)
  Class C.....................   (21,404,070)     (21,404,070)    (32,392,061)     (32,392,061)
                                ------------    -------------    ------------    -------------
Total Repurchases.............  (297,026,322)   $(297,026,322)   (465,387,166)   $(465,387,166)
                                ============    =============    ============    =============

4. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .15% of Class A average daily net assets and up to .90% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly. For the six months ended November 30, 2006, the Distributor waived $96,526 of 12b-1 related expenses. This represents .02% of its average daily net assets for the period. This waiver is voluntary in nature and can be discontinued at any time.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $3,991,600 and $51,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

5. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 (UNAUDITED) continued

Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN RESERVE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 20

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen -- as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds -- plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than February 28, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  23, 133, 233
                                                                   RESSAR 1/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00148P-Y11/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Reserve Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: January 18, 2007